December 11, 2003

Securities and Exchange Commission

One Judiciary Plaza

450 Fifth Street, N.W.

Washington D.C. 20549

RE: Sun Life Financial of Canada (U.S.) Variable Account F ("Registrant")

Post-Effective Amendment No. 3 (the "Post-Effective Amendment")

To Registration Statement on Form N-4 (File No. 333-83364)

(the "Registration Statement")

Commissioners:

In lieu of filing under paragraph (c) of Rule 497 of the Securities Act of 1933, Sun Life of Canada (U.S.) Variable Account F ("Registrant") hereby certifies in accordance with paragraph (j) of such Rule 497 that:

    The form of Supplement dated December 8, 2003 to the Prospectus dated May 1, 2003 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, and
    The text of the Post-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically on December 8, 2003

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Registrant)

/s/ SANDRA M. DADALT

Sandra M. DaDalt, Esq.

Senior Counsel